Trade and Other Receivables - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of trade and other receivables [line items]
Trade receivables payment terms	60 days
Outstanding bills receivable discounted with banks by retaining recourse obligation	¥ 2,225,100	$ 343,800	¥ 2,268,400
Outstanding bills receivable endorsed to suppliers with recourse obligation	1,834,500	283,500	1,120,300
Gross trade receivables	332,567	51,391	794,678
Dongfeng companies [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	¥ 17,600	$ 2,700	¥ 136,400
Top of range [member]
Disclosure of trade and other receivables [line items]
Bills receivables discounted maturity period	12 months